Transactions with Related Persons	9 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2023
Related Party Transactions [Abstract]
Transactions with Related Persons

NOTE 8 - Transactions with Related Persons

A related party with respect to the Company is generally defined as any person (and, if a natural person, inclusive of his or her immediate family) (i) that holds 10% or more of the Company’s securities, (ii) that is part of the Company’s management, (iii) that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

Joseph Sierchio, one of the Company’s directors, has maintained his role as the Company’s general counsel since its inception, and, beginning in August 2020, as Principal of Sierchio Law, LLP pursuant to an engagement letter which provides for an annual fee of $175,000 in exchange for general counsel services, and the reimbursement of expenses. Beginning November 2023, Mr. Sierchio began serving as general counsel on an hourly basis at the rate of $750 per hour. Fees for legal services and expense reimbursement billed by Sierchio Law, LLP totaled $78,663 and $58,049 for the three months ended May 31, 2024 and 2023, respectively, and $203,098 and $145,549 for the nine months ended May 31, 2024 and 2023, respectively. As of May 31, 2024, the Company recognized a related party payable to Sierchio Law, LLP of $81,163, including $78,663 related to legal services and $2,500 related to the quarterly board fee for the three months ended May 31, 2024. As of August 31, 2023, the Company recognized a related party payable to Sierchio Law, LLP of $17,083, including $14,583 related to legal services and $2,500 related to the quarterly board fee for the three months ended August 31, 2023.

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.

NOTE 8 - Transactions with Related Persons

A related party with respect to the Company is generally defined as any person (i) (and, if a natural person, inclusive of his or her immediate family) that holds 10% or more of the Company’s securities, (ii) that is part of the Company’s management, (iii) that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

On August 7, 2017, the Company appointed Jatinder Bhogal to the Board of directors. Mr. Bhogal provided consulting services to the Company through his wholly owned company, Vector Asset Management, Inc. (“VAMI”). On July 1, 2020 the Company and VAMI entered into an Executive Consulting Agreement (the “ECA”) pursuant to which Mr. Bhogal served as a director of the Company and as its Chairman and Chief Executive Officer. Effective January 18, 2022, Mr. Bhogal resigned all positions he held in the Company and executed a Separation and Release of Claims Agreement by and among the Company, VAMI and Mr. Bhogal. Pursuant to the ECA, VAMI received $34,167 per month and was eligible for an annual bonus. VAMI also incurred expenses on behalf of the Company which are reimbursed according to the Company’s expense reimbursement policy. The Company recognized cash compensation expense of $0 and $524,505 during the years ended August 31, 2023 and 2022, respectively, related to the ECA.

Joseph Sierchio, one of the Company’s directors, has maintained his role as the Company’s general counsel since its inception as Principal of the law firm of Sierchio & Partners, LLP, and then as a Partner with Satterlee Stephens LLP and beginning in August 2020, as Principal of Sierchio Law, LLP pursuant to an engagement letter which provides for an annual fee of $175,000 in exchange for general counsel services, and the reimbursement of expenses. Fees for legal services and expense reimbursement billed by Sierchio Law, LLP totaled $189,299 and $175,000 for the years ended August 31, 2023 and 2022, respectively. As of August 31, 2023, the Company recognized a related party payable to Sierchio Law, LLP of $17,083, including $14,583 related to legal services and $2,500 related to the quarterly board fee for the three months ended August 31, 2023.

All related party transactions are recorded at the exchange amount established and agreed to between related parties and are in the normal course of business.